Note 4 - Restricted Equity Securities (Details Textual) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Federal Home Loan Bank Certificates and Obligations (FHLB) [Member]
Restricted Investments	$ 4,357,000	$ 5,089,000